PSF STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 98.6%
Common Stocks — 97.3%
Aerospace & Defense — 1.5%
Axon Enterprise, Inc.*	12,800	$4,004,864
Boeing Co. (The)*	103,536	19,981,413
General Dynamics Corp.	40,960	11,570,790
Howmet Aerospace, Inc.	70,492	4,823,768
Huntington Ingalls Industries, Inc.	7,200	2,098,584
L3Harris Technologies, Inc.	34,180	7,283,758
Lockheed Martin Corp.	40,108	18,243,926
Northrop Grumman Corp.	25,466	12,189,556
RTX Corp.	245,348	23,928,790
Textron, Inc.	35,650	3,419,904
TransDigm Group, Inc.	9,930	12,229,788
		119,775,141
Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.(a)	21,000	1,598,940
Expeditors International of Washington, Inc.(a)	26,300	3,197,291
FedEx Corp.	41,740	12,093,748
United Parcel Service, Inc. (Class B Stock)	130,400	19,381,352
		36,271,331
Automobile Components — 0.1%
Aptiv PLC*	50,300	4,006,395
BorgWarner, Inc.(a)	42,400	1,472,976
		5,479,371
Automobiles — 1.3%
Ford Motor Co.	706,459	9,381,776
General Motors Co.	208,300	9,446,405
Tesla, Inc.*	499,950	87,886,210
		106,714,391
Banks — 3.3%
Bank of America Corp.	1,240,132	47,025,805
Citigroup, Inc.	343,422	21,718,007
Citizens Financial Group, Inc.	84,900	3,081,021
Comerica, Inc.	23,250	1,278,518
Fifth Third Bancorp	122,149	4,545,164
Huntington Bancshares, Inc.	258,275	3,602,936
JPMorgan Chase & Co.	523,795	104,916,139
KeyCorp	167,600	2,649,756
M&T Bank Corp.	29,861	4,342,984
PNC Financial Services Group, Inc. (The)	71,643	11,577,509
Regions Financial Corp.(a)	168,712	3,549,700
Truist Financial Corp.	240,626	9,379,601
U.S. Bancorp	280,281	12,528,561
Wells Fargo & Co.	649,376	37,637,833
		267,833,534
Beverages — 1.4%
Brown-Forman Corp. (Class B Stock)	33,125	1,709,913
Coca-Cola Co. (The)	701,450	42,914,711
Constellation Brands, Inc. (Class A Stock)	29,100	7,908,216
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Keurig Dr. Pepper, Inc.	187,400	$5,747,558
Molson Coors Beverage Co. (Class B Stock)	33,400	2,246,150
Monster Beverage Corp.*	133,000	7,884,240
PepsiCo, Inc.	247,644	43,340,176
		111,750,964
Biotechnology — 1.9%
AbbVie, Inc.	317,989	57,905,797
Amgen, Inc.	96,594	27,463,606
Biogen, Inc.*	26,055	5,618,240
Gilead Sciences, Inc.	224,200	16,422,650
Incyte Corp.*	33,300	1,897,101
Moderna, Inc.*(a)	59,900	6,382,944
Regeneron Pharmaceuticals, Inc.*	19,070	18,354,684
Vertex Pharmaceuticals, Inc.*	46,560	19,462,546
		153,507,568
Broadline Retail — 3.7%
Amazon.com, Inc.*	1,649,400	297,518,772
eBay, Inc.	93,500	4,934,930
Etsy, Inc.*	21,500	1,477,480
		303,931,182
Building Products — 0.5%
A.O. Smith Corp.	22,200	1,986,012
Allegion PLC	15,833	2,132,863
Builders FirstSource, Inc.*	22,200	4,629,810
Carrier Global Corp.	150,467	8,746,647
Johnson Controls International PLC	122,815	8,022,276
Masco Corp.	39,630	3,126,014
Trane Technologies PLC	41,200	12,368,240
		41,011,862
Capital Markets — 2.7%
Ameriprise Financial, Inc.	18,150	7,957,686
Bank of New York Mellon Corp. (The)	138,449	7,977,431
BlackRock, Inc.	25,180	20,992,566
Blackstone, Inc.	129,800	17,051,826
Cboe Global Markets, Inc.	19,200	3,527,616
Charles Schwab Corp. (The)	267,800	19,372,652
CME Group, Inc.	64,860	13,963,709
FactSet Research Systems, Inc.(a)	6,900	3,135,291
Franklin Resources, Inc.(a)	54,200	1,523,562
Goldman Sachs Group, Inc. (The)	58,670	24,505,872
Intercontinental Exchange, Inc.	102,990	14,153,916
Invesco Ltd.	82,700	1,371,993
MarketAxess Holdings, Inc.	6,800	1,490,900
Moody’s Corp.	28,370	11,150,261
Morgan Stanley	226,078	21,287,505
MSCI, Inc.	14,230	7,975,204
Nasdaq, Inc.	67,500	4,259,250
Northern Trust Corp.	37,400	3,325,608
Raymond James Financial, Inc.	33,750	4,334,175
S&P Global, Inc.	57,946	24,653,126
State Street Corp.	54,475	4,212,007
A1

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
T. Rowe Price Group, Inc.	40,300	$4,913,376
		223,135,532
Chemicals — 1.5%
Air Products & Chemicals, Inc.	40,050	9,702,913
Albemarle Corp.(a)	21,100	2,779,714
Celanese Corp.(a)	18,000	3,093,480
CF Industries Holdings, Inc.	34,700	2,887,387
Corteva, Inc.	126,856	7,315,786
Dow, Inc.	126,522	7,329,419
DuPont de Nemours, Inc.(a)	77,656	5,953,886
Eastman Chemical Co.	21,200	2,124,664
Ecolab, Inc.	45,800	10,575,220
FMC Corp.(a)	22,650	1,442,805
International Flavors & Fragrances, Inc.	46,240	3,976,178
Linde PLC	87,300	40,535,136
LyondellBasell Industries NV (Class A Stock)	45,900	4,694,652
Mosaic Co. (The)	59,700	1,937,862
PPG Industries, Inc.	42,500	6,158,250
Sherwin-Williams Co. (The)	42,500	14,761,525
		125,268,877
Commercial Services & Supplies — 0.6%
Cintas Corp.	15,600	10,717,668
Copart, Inc.*	157,400	9,116,608
Republic Services, Inc.	36,835	7,051,692
Rollins, Inc.(a)	50,125	2,319,284
Veralto Corp.	39,466	3,499,056
Waste Management, Inc.	66,830	14,244,814
		46,949,122
Communications Equipment — 0.8%
Arista Networks, Inc.*	45,400	13,165,092
Cisco Systems, Inc.	729,575	36,413,088
F5, Inc.*	10,750	2,038,093
Juniper Networks, Inc.	57,400	2,127,244
Motorola Solutions, Inc.	29,927	10,623,486
		64,367,003
Construction & Engineering — 0.1%
Quanta Services, Inc.	26,100	6,780,780
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	11,200	6,876,128
Vulcan Materials Co.	24,000	6,550,080
		13,426,208
Consumer Finance — 0.5%
American Express Co.	103,250	23,508,993
Capital One Financial Corp.	68,769	10,239,016
Discover Financial Services	44,905	5,886,596
Synchrony Financial	73,430	3,166,302
		42,800,907
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	80,072	58,663,150
Dollar General Corp.	39,400	6,148,764
	Shares	Value
Common Stocks (continued)
Consumer Staples Distribution & Retail (cont’d.)
Dollar Tree, Inc.*	37,347	$4,972,753
Kroger Co. (The)	118,800	6,787,044
Sysco Corp.	91,400	7,419,852
Target Corp.	83,368	14,773,643
Walgreens Boots Alliance, Inc.	129,100	2,800,179
Walmart, Inc.	770,700	46,373,019
		147,938,404
Containers & Packaging — 0.2%
Amcor PLC(a)	260,300	2,475,453
Avery Dennison Corp.	14,600	3,259,450
Ball Corp.	56,400	3,799,104
International Paper Co.	62,367	2,433,560
Packaging Corp. of America	16,200	3,074,436
Westrock Co.	46,161	2,282,662
		17,324,665
Distributors — 0.1%
Genuine Parts Co.	25,425	3,939,095
LKQ Corp.	48,100	2,569,021
Pool Corp.(a)	6,920	2,792,220
		9,300,336
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	1,287,871	22,666,530
Verizon Communications, Inc.	757,788	31,796,784
		54,463,314
Electric Utilities — 1.4%
Alliant Energy Corp.	45,900	2,313,360
American Electric Power Co., Inc.	94,640	8,148,504
Constellation Energy Corp.	57,824	10,688,766
Duke Energy Corp.	138,848	13,427,990
Edison International	69,100	4,887,443
Entergy Corp.	38,000	4,015,840
Evergy, Inc.	41,500	2,215,270
Eversource Energy	62,600	3,741,602
Exelon Corp.	178,973	6,724,016
FirstEnergy Corp.	92,780	3,583,164
NextEra Energy, Inc.	370,200	23,659,482
NRG Energy, Inc.	40,600	2,748,214
PG&E Corp.	384,300	6,440,868
Pinnacle West Capital Corp.	20,200	1,509,546
PPL Corp.	132,800	3,655,984
Southern Co. (The)	196,600	14,104,084
Xcel Energy, Inc.	98,995	5,320,981
		117,185,114
Electrical Equipment — 0.6%
AMETEK, Inc.	41,500	7,590,350
Eaton Corp. PLC	71,911	22,485,131
Emerson Electric Co.	103,000	11,682,260
Generac Holdings, Inc.*	11,300	1,425,382
Hubbell, Inc.	9,600	3,984,480
Rockwell Automation, Inc.(a)	20,620	6,007,225
		53,174,828

A2

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. (Class A Stock)	107,100	$12,353,985
CDW Corp.	24,500	6,266,610
Corning, Inc.	137,600	4,535,296
Jabil, Inc.	23,000	3,080,850
Keysight Technologies, Inc.*	31,500	4,925,970
TE Connectivity Ltd.	55,900	8,118,916
Teledyne Technologies, Inc.*	8,479	3,640,204
Trimble, Inc.*	44,700	2,876,892
Zebra Technologies Corp. (Class A Stock)*	9,180	2,767,219
		48,565,942
Energy Equipment & Services — 0.3%
Baker Hughes Co.	180,648	6,051,708
Halliburton Co.	160,600	6,330,852
Schlumberger NV	257,298	14,102,503
		26,485,063
Entertainment — 1.3%
Electronic Arts, Inc.	43,900	5,824,213
Live Nation Entertainment, Inc.*	25,700	2,718,289
Netflix, Inc.*	78,090	47,426,400
Take-Two Interactive Software, Inc.*	28,650	4,254,238
Walt Disney Co. (The)	331,022	40,503,852
Warner Bros Discovery, Inc.*	399,508	3,487,705
		104,214,697
Financial Services — 4.2%
Berkshire Hathaway, Inc. (Class B Stock)*	327,910	137,892,713
Corpay, Inc.*	13,000	4,011,020
Fidelity National Information Services, Inc.	106,900	7,929,842
Fiserv, Inc.*(a)	108,900	17,404,398
Global Payments, Inc.	46,713	6,243,660
Jack Henry & Associates, Inc.	13,250	2,301,923
Mastercard, Inc. (Class A Stock)	148,850	71,681,694
PayPal Holdings, Inc.*	193,400	12,955,866
Visa, Inc. (Class A Stock)(a)	285,400	79,649,432
		340,070,548
Food Products — 0.8%
Archer-Daniels-Midland Co.	96,438	6,057,271
Bunge Global SA(a)	26,100	2,675,772
Campbell Soup Co.(a)	35,800	1,591,310
Conagra Brands, Inc.	86,000	2,549,040
General Mills, Inc.	102,500	7,171,925
Hershey Co. (The)	27,000	5,251,500
Hormel Foods Corp.	52,000	1,814,280
J.M. Smucker Co. (The)	19,000	2,391,530
Kellanova	47,550	2,724,140
Kraft Heinz Co. (The)	143,737	5,303,895
Lamb Weston Holdings, Inc.	26,200	2,791,086
McCormick & Co., Inc.	45,300	3,479,493
Mondelez International, Inc. (Class A Stock)	244,811	17,136,770
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Tyson Foods, Inc. (Class A Stock)	51,600	$3,030,468
		63,968,480
Gas Utilities — 0.0%
Atmos Energy Corp.	26,900	3,197,603
Ground Transportation — 1.1%
CSX Corp.	355,916	13,193,806
J.B. Hunt Transport Services, Inc.(a)	14,700	2,928,975
Norfolk Southern Corp.	40,700	10,373,209
Old Dominion Freight Line, Inc.(a)	32,200	7,061,782
Uber Technologies, Inc.*	371,300	28,586,387
Union Pacific Corp.	109,750	26,990,818
		89,134,977
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	312,825	35,555,690
Align Technology, Inc.*	12,920	4,236,726
Baxter International, Inc.	91,700	3,919,258
Becton, Dickinson & Co.	52,099	12,891,898
Boston Scientific Corp.*	264,349	18,105,263
Cooper Cos., Inc. (The)	35,920	3,644,443
DENTSPLY SIRONA, Inc.	38,200	1,267,858
Dexcom, Inc.*	69,720	9,670,164
Edwards Lifesciences Corp.*	109,350	10,449,486
GE HealthCare Technologies, Inc.	76,118	6,919,887
Hologic, Inc.*	42,350	3,301,606
IDEXX Laboratories, Inc.*	14,980	8,088,151
Insulet Corp.*(a)	12,500	2,142,500
Intuitive Surgical, Inc.*	63,580	25,374,142
Medtronic PLC	239,828	20,901,010
ResMed, Inc.(a)	26,500	5,247,795
STERIS PLC	17,900	4,024,278
Stryker Corp.	60,970	21,819,334
Teleflex, Inc.	8,550	1,933,754
Zimmer Biomet Holdings, Inc.	37,486	4,947,402
		204,440,645
Health Care Providers & Services — 2.6%
Cardinal Health, Inc.	43,875	4,909,612
Cencora, Inc.	30,000	7,289,700
Centene Corp.*	96,168	7,547,265
Cigna Group (The)(a)	52,632	19,115,416
CVS Health Corp.	227,099	18,113,416
DaVita, Inc.*	9,900	1,366,695
Elevance Health, Inc.	42,300	21,934,242
HCA Healthcare, Inc.	35,600	11,873,668
Henry Schein, Inc.*(a)	23,800	1,797,376
Humana, Inc.	22,130	7,672,914
Laboratory Corp. of America Holdings	15,300	3,342,438
McKesson Corp.	23,707	12,727,103
Molina Healthcare, Inc.*	10,500	4,313,715
Quest Diagnostics, Inc.	20,300	2,702,133
UnitedHealth Group, Inc.	166,890	82,560,483
Universal Health Services, Inc. (Class B Stock)	11,000	2,007,060
		209,273,236

A3

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care REITs — 0.2%
Healthpeak Properties, Inc.	125,800	$2,358,750
Ventas, Inc.	72,504	3,156,824
Welltower, Inc.	99,300	9,278,592
		14,794,166
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	127,226	2,631,034
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc. (Class A Stock)*	78,600	12,965,856
Booking Holdings, Inc.	6,300	22,855,644
Caesars Entertainment, Inc.*	38,400	1,679,616
Carnival Corp.*	180,700	2,952,638
Chipotle Mexican Grill, Inc.*	4,945	14,373,978
Darden Restaurants, Inc.(a)	21,600	3,610,440
Domino’s Pizza, Inc.	6,400	3,180,032
Expedia Group, Inc.*	23,600	3,250,900
Hilton Worldwide Holdings, Inc.	46,200	9,854,922
Las Vegas Sands Corp.	66,700	3,448,390
Marriott International, Inc. (Class A Stock)	44,373	11,195,751
McDonald’s Corp.	130,860	36,895,977
MGM Resorts International*	49,200	2,322,732
Norwegian Cruise Line Holdings Ltd.*(a)	75,500	1,580,215
Royal Caribbean Cruises Ltd.*	42,400	5,894,024
Starbucks Corp.	204,300	18,670,977
Wynn Resorts Ltd.	17,400	1,778,802
Yum! Brands, Inc.(a)	50,400	6,987,960
		163,498,854
Household Durables — 0.4%
D.R. Horton, Inc.	53,900	8,869,245
Garmin Ltd.(a)	27,600	4,108,812
Lennar Corp. (Class A Stock)	44,600	7,670,308
Mohawk Industries, Inc.*	9,500	1,243,455
NVR, Inc.*	570	4,616,977
PulteGroup, Inc.	38,285	4,617,937
		31,126,734
Household Products — 1.2%
Church & Dwight Co., Inc.(a)	44,100	4,600,071
Clorox Co. (The)(a)	22,300	3,414,353
Colgate-Palmolive Co.	148,300	13,354,415
Kimberly-Clark Corp.	60,838	7,869,395
Procter & Gamble Co. (The)	424,476	68,871,231
		98,109,465
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	119,600	2,144,428
Industrial Conglomerates — 0.8%
3M Co.	99,590	10,563,511
General Electric Co.	196,355	34,466,193
Honeywell International, Inc.	118,950	24,414,488
		69,444,192
Industrial REITs — 0.3%
Prologis, Inc.	166,580	21,692,048
	Shares	Value
Common Stocks (continued)
Insurance — 2.1%
Aflac, Inc.(a)	95,800	$8,225,388
Allstate Corp. (The)	47,028	8,136,314
American International Group, Inc.	126,729	9,906,406
Aon PLC (Class A Stock)	36,025	12,022,263
Arch Capital Group Ltd.*	67,000	6,193,480
Arthur J. Gallagher & Co.	38,950	9,739,058
Assurant, Inc.	9,600	1,807,104
Brown & Brown, Inc.	42,700	3,737,958
Chubb Ltd.	73,130	18,950,177
Cincinnati Financial Corp.	28,428	3,529,905
Everest Group Ltd.	7,900	3,140,250
Globe Life, Inc.	15,475	1,800,826
Hartford Financial Services Group, Inc. (The)	55,800	5,750,190
Loews Corp.	32,926	2,577,776
Marsh & McLennan Cos., Inc.	88,800	18,291,024
MetLife, Inc.	113,680	8,424,825
Principal Financial Group, Inc.	40,000	3,452,400
Progressive Corp. (The)	105,300	21,778,146
Prudential Financial, Inc.(a)	65,300	7,666,220
Travelers Cos., Inc. (The)	41,548	9,561,857
W.R. Berkley Corp.(a)	36,700	3,245,748
Willis Towers Watson PLC	18,600	5,115,000
		173,052,315
Interactive Media & Services — 6.0%
Alphabet, Inc. (Class A Stock)*	1,063,280	160,480,850
Alphabet, Inc. (Class C Stock)*	890,200	135,541,852
Match Group, Inc.*	48,900	1,774,092
Meta Platforms, Inc. (Class A Stock)	397,020	192,784,972
		490,581,766
IT Services — 1.1%
Accenture PLC (Class A Stock)	113,150	39,218,921
Akamai Technologies, Inc.*(a)	27,200	2,958,272
Cognizant Technology Solutions Corp. (Class A Stock)	90,300	6,618,087
EPAM Systems, Inc.*	10,340	2,855,494
Gartner, Inc.*	14,050	6,697,214
International Business Machines Corp.	165,125	31,532,270
VeriSign, Inc.*	16,000	3,032,160
		92,912,418
Leisure Products — 0.0%
Hasbro, Inc.	23,550	1,331,046
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	52,682	7,665,758
Bio-Rad Laboratories, Inc. (Class A Stock)*	3,860	1,335,058
Bio-Techne Corp.(a)	28,120	1,979,367
Charles River Laboratories International, Inc.*(a)	9,300	2,519,835
Danaher Corp.	118,400	29,566,848
Illumina, Inc.*	28,610	3,928,725
IQVIA Holdings, Inc.*	32,900	8,320,081
Mettler-Toledo International, Inc.*	3,880	5,165,405
Revvity, Inc.	22,600	2,373,000

A4

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Thermo Fisher Scientific, Inc.	69,540	$40,417,343
Waters Corp.*	10,750	3,700,473
West Pharmaceutical Services, Inc.	13,400	5,302,514
		112,274,407
Machinery — 1.8%
Caterpillar, Inc.	91,950	33,693,238
Cummins, Inc.	24,750	7,292,588
Deere & Co.	47,050	19,325,317
Dover Corp.	25,300	4,482,907
Fortive Corp.	63,500	5,462,270
IDEX Corp.	13,700	3,343,074
Illinois Tool Works, Inc.	49,675	13,329,293
Ingersoll Rand, Inc.	72,837	6,915,873
Nordson Corp.	9,800	2,690,492
Otis Worldwide Corp.	73,183	7,264,876
PACCAR, Inc.	93,992	11,644,669
Parker-Hannifin Corp.	23,087	12,831,524
Pentair PLC	29,607	2,529,622
Snap-on, Inc.(a)	9,550	2,828,901
Stanley Black & Decker, Inc.	27,535	2,696,503
Westinghouse Air Brake Technologies Corp.	32,212	4,692,644
Xylem, Inc.(a)	43,400	5,609,016
		146,632,807
Media — 0.6%
Charter Communications, Inc. (Class A Stock)*(a)	17,850	5,187,745
Comcast Corp. (Class A Stock)	714,992	30,994,903
Fox Corp. (Class A Stock)	43,166	1,349,801
Fox Corp. (Class B Stock)	23,666	677,321
Interpublic Group of Cos., Inc. (The)(a)	69,162	2,256,756
News Corp. (Class A Stock)	67,925	1,778,277
News Corp. (Class B Stock)(a)	21,400	579,084
Omnicom Group, Inc.	35,900	3,473,684
Paramount Global (Class B Stock)(a)	86,766	1,021,236
		47,318,807
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	257,812	12,122,320
Newmont Corp.(a)	207,603	7,440,492
Nucor Corp.	44,200	8,747,180
Steel Dynamics, Inc.	27,400	4,061,502
		32,371,494
Multi-Utilities — 0.6%
Ameren Corp.	47,300	3,498,308
CenterPoint Energy, Inc.	113,810	3,242,447
CMS Energy Corp.	52,300	3,155,782
Consolidated Edison, Inc.	62,300	5,657,463
Dominion Energy, Inc.	150,340	7,395,224
DTE Energy Co.	37,100	4,160,394
NiSource, Inc.	74,450	2,059,287
Public Service Enterprise Group, Inc.	90,000	6,010,200
Sempra	113,708	8,167,646
	Shares	Value
Common Stocks (continued)
Multi-Utilities (cont’d.)
WEC Energy Group, Inc.(a)	56,676	$4,654,233
		48,000,984
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	28,280	3,645,575
Boston Properties, Inc.(a)	25,700	1,678,467
		5,324,042
Oil, Gas & Consumable Fuels — 3.5%
APA Corp.	65,550	2,253,609
Chevron Corp.	312,959	49,366,153
ConocoPhillips	212,561	27,054,764
Coterra Energy, Inc.	136,200	3,797,256
Devon Energy Corp.	115,400	5,790,772
Diamondback Energy, Inc.	32,100	6,361,257
EOG Resources, Inc.	105,200	13,448,768
EQT Corp.	74,100	2,746,887
Exxon Mobil Corp.	716,504	83,286,425
Hess Corp.	49,875	7,612,920
Kinder Morgan, Inc.	348,743	6,395,946
Marathon Oil Corp.	105,394	2,986,866
Marathon Petroleum Corp.	66,387	13,376,980
Occidental Petroleum Corp.(a)	119,328	7,755,127
ONEOK, Inc.(a)	104,840	8,405,023
Phillips 66	77,564	12,669,304
Pioneer Natural Resources Co.	42,100	11,051,250
Targa Resources Corp.	40,200	4,501,998
Valero Energy Corp.(a)	61,300	10,463,297
Williams Cos., Inc. (The)	219,300	8,546,121
		287,870,723
Passenger Airlines — 0.2%
American Airlines Group, Inc.*	116,900	1,794,415
Delta Air Lines, Inc.	116,000	5,552,920
Southwest Airlines Co.	107,337	3,133,167
United Airlines Holdings, Inc.*	59,200	2,834,496
		13,314,998
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	42,100	6,489,715
Kenvue, Inc.	310,800	6,669,768
		13,159,483
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	366,490	19,874,753
Catalent, Inc.*	32,400	1,828,980
Eli Lilly & Co.	143,880	111,932,885
Johnson & Johnson	433,246	68,535,185
Merck & Co., Inc.	456,403	60,222,376
Pfizer, Inc.	1,018,823	28,272,338
Viatris, Inc.	217,794	2,600,460
Zoetis, Inc.	82,700	13,993,667
		307,260,644
Professional Services — 0.7%
Automatic Data Processing, Inc.	74,510	18,608,127

A5

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
Broadridge Financial Solutions, Inc.	21,300	$4,363,518
Dayforce, Inc.*(a)	27,700	1,834,017
Equifax, Inc.	22,250	5,952,320
Jacobs Solutions, Inc.	22,800	3,505,044
Leidos Holdings, Inc.	24,750	3,244,478
Paychex, Inc.(a)	57,850	7,103,980
Paycom Software, Inc.	8,800	1,751,288
Robert Half, Inc.(a)	19,000	1,506,320
Verisk Analytics, Inc.	26,200	6,176,126
		54,045,218
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	53,700	5,221,788
CoStar Group, Inc.*	73,500	7,100,100
		12,321,888
Residential REITs — 0.3%
AvalonBay Communities, Inc.	25,768	4,781,510
Camden Property Trust	19,200	1,889,280
Equity Residential	62,100	3,919,131
Essex Property Trust, Inc.(a)	11,670	2,856,933
Invitation Homes, Inc.	104,000	3,703,440
Mid-America Apartment Communities, Inc.	21,000	2,763,180
UDR, Inc.	54,600	2,042,586
		21,956,060
Retail REITs — 0.3%
Federal Realty Investment Trust(a)	13,400	1,368,408
Kimco Realty Corp.	119,500	2,343,395
Realty Income Corp.	148,800	8,050,080
Regency Centers Corp.	29,800	1,804,688
Simon Property Group, Inc.	58,711	9,187,684
		22,754,255
Semiconductors & Semiconductor Equipment — 10.0%
Advanced Micro Devices, Inc.*	291,595	52,629,982
Analog Devices, Inc.	89,694	17,740,576
Applied Materials, Inc.	150,200	30,975,746
Broadcom, Inc.	79,400	105,237,554
Enphase Energy, Inc.*(a)	24,700	2,988,206
First Solar, Inc.*	19,200	3,240,960
Intel Corp.	762,900	33,697,293
KLA Corp.	24,400	17,045,108
Lam Research Corp.	23,660	22,987,346
Microchip Technology, Inc.	97,400	8,737,754
Micron Technology, Inc.	199,200	23,483,688
Monolithic Power Systems, Inc.	8,680	5,880,006
NVIDIA Corp.	445,670	402,689,585
NXP Semiconductors NV (China)	46,400	11,496,528
ON Semiconductor Corp.*	77,100	5,670,705
Qorvo, Inc.*	17,486	2,007,917
QUALCOMM, Inc.	201,350	34,088,555
Skyworks Solutions, Inc.	28,600	3,097,952
Teradyne, Inc.(a)	27,700	3,125,391
Texas Instruments, Inc.	164,100	28,587,861
		815,408,713
	Shares	Value
Common Stocks (continued)
Software — 10.4%
Adobe, Inc.*	81,555	$41,152,653
ANSYS, Inc.*	15,600	5,415,696
Autodesk, Inc.*	38,470	10,018,357
Cadence Design Systems, Inc.*	49,100	15,283,848
Fair Isaac Corp.*	4,470	5,585,757
Fortinet, Inc.*	114,800	7,841,988
Gen Digital, Inc.	101,211	2,267,126
Intuit, Inc.	50,460	32,799,000
Microsoft Corp.	1,340,680	564,050,890
Oracle Corp.	287,695	36,137,369
Palo Alto Networks, Inc.*(a)	56,900	16,166,997
PTC, Inc.*	21,600	4,081,104
Roper Technologies, Inc.(a)	19,300	10,824,212
Salesforce, Inc.	174,700	52,616,146
ServiceNow, Inc.*	36,990	28,201,176
Synopsys, Inc.*	27,520	15,727,680
Tyler Technologies, Inc.*	7,580	3,221,576
		851,391,575
Specialized REITs — 1.0%
American Tower Corp.	84,000	16,597,560
Crown Castle, Inc.	78,250	8,281,198
Digital Realty Trust, Inc.	54,700	7,878,988
Equinix, Inc.	16,935	13,976,964
Extra Space Storage, Inc.	38,000	5,586,000
Iron Mountain, Inc.	52,330	4,197,389
Public Storage	28,550	8,281,213
SBA Communications Corp.	19,430	4,210,481
VICI Properties, Inc.	182,600	5,439,654
Weyerhaeuser Co.	131,430	4,719,651
		79,169,098
Specialty Retail — 2.0%
AutoZone, Inc.*	3,120	9,833,148
Bath & Body Works, Inc.	41,396	2,070,628
Best Buy Co., Inc.(a)	35,025	2,873,101
CarMax, Inc.*(a)	28,500	2,482,635
Home Depot, Inc. (The)	180,069	69,074,468
Lowe’s Cos., Inc.	103,875	26,460,079
O’Reilly Automotive, Inc.*	10,640	12,011,283
Ross Stores, Inc.	61,300	8,996,388
TJX Cos., Inc. (The)	206,000	20,892,520
Tractor Supply Co.	19,400	5,077,368
Ulta Beauty, Inc.*	8,770	4,585,658
		164,357,276
Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc.	2,619,120	449,126,698
Hewlett Packard Enterprise Co.	232,966	4,130,487
HP, Inc.	156,366	4,725,381
NetApp, Inc.	37,200	3,904,884
Seagate Technology Holdings PLC	34,750	3,233,487
Super Micro Computer, Inc.*(a)	9,080	9,171,072
Western Digital Corp.*	58,368	3,983,032
		478,275,041

A6

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.*	4,640	$4,367,446
Lululemon Athletica, Inc.*	20,800	8,125,520
NIKE, Inc. (Class B Stock)	219,700	20,647,406
Ralph Lauren Corp.	7,200	1,351,872
Tapestry, Inc.	41,700	1,979,916
VF Corp.	58,444	896,531
		37,368,691
Tobacco — 0.5%
Altria Group, Inc.	318,200	13,879,884
Philip Morris International, Inc.	279,700	25,626,114
		39,505,998
Trading Companies & Distributors — 0.3%
Fastenal Co.(a)	102,600	7,914,564
United Rentals, Inc.	12,120	8,739,853
W.W. Grainger, Inc.	8,000	8,138,400
		24,792,817
Water Utilities — 0.0%
American Water Works Co., Inc.	35,350	4,320,123
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	93,300	15,228,426

Total Common Stocks (cost $1,772,504,965)		7,953,483,659
Unaffiliated Exchange-Traded Funds — 1.3%
iShares Core S&P 500 ETF	170,000	89,374,100
SPDR S&P 500 ETF Trust	33,000	17,261,310

Total Unaffiliated Exchange-Traded Funds (cost $74,084,464)		106,635,410

Total Long-Term Investments (cost $1,846,589,429)		8,060,119,069
Short-Term Investments — 4.4%
Affiliated Mutual Funds — 4.3%
PGIM Core Ultra Short Bond Fund(wb)	92,964,432	92,964,432
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $257,149,469; includes $255,812,618 of cash collateral for securities on loan)(b)(wb)	257,493,997	257,365,250

Total Affiliated Mutual Funds (cost $350,113,901)		350,329,682

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
5.270%	06/20/24	6,200	$6,128,128
(cost $6,128,452)

Total Short-Term Investments (cost $356,242,353)			356,457,810

TOTAL INVESTMENTS—103.0% (cost $2,202,831,782)			8,416,576,879

Liabilities in excess of other assets(z) — (3.0)%			(246,965,850)

Net Assets — 100.0%			$8,169,611,029

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $250,361,534; cash collateral of $255,812,618 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
400	S&P 500 E-Mini Index	Jun. 2024	$106,170,000	$2,343,388
A7

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8